Convertible Debenture (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Debenture [Abstract]
Schedule of Debentures fair value

The Debentures fair value was calculated using the Monte Carlo model using the following inputs:

	June 30, 2025	February 25, 2025
Dividend yield (%)	0	0
Expected volatility (%)	160.81	114.21
Risk-free interest rate (%)	4.29	4.12
Underlying share price ($)	6.53	7.78
Debentures fair value ($)	2,086	2,114